UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

January 1, 2015 to January 31, 2015

Commission File Number of issuing entity: 333-185337-05

CNH EQUIPMENT TRUST 2014-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-38040

CNH CAPITAL RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

CNH INDUSTRIAL CAPITAL AMERICA LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

46-7276190

(I.R.S. Employer Identification No.)

6900 VETERANS BOULEVARD
BURR RIDGE, ILLINOIS	60527-7111
(Address of principal executive offices of the issuing entity)	(Zip Code)

(630) 887-5451

(Telephone number, including area code)

n/a

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If section 12(b)
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒
Asset Backed Notes, Class B	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 17, 2015 a distribution was made to holders of notes of CNH Equipment Trust 2014-A.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

Neither the depositor nor the issuing entity has any activity or information to report for the monthly distribution period covered by this report pursuant to Form 10-D, Item 1121(c) of Regulation AB (17 CFR 229.1121) and Rule 15Ga-1(a) of the Securities Exchange Act of 1934.

The most recent Form ABS-15G filed by the sponsor was filed on January 27, 2015, and the CIK number for the sponsor is 0001540092.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

Deutsche Bank Trust Company Americas (“DB Trust”), as the indenture trustee, has provided the following information for inclusion in this Form 10-D:

“DB Trust has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts.  On June 18, 2014, a group of investors (“Plaintiff Investors”) filed a civil action against DB Trust and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DB Trust’s and DBNTC’s alleged failure to perform their obligations as trustees for the trusts (the “NY

2

Derivative Action”).  An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY Derivative Action.  On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice. Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DB Trust and DBNTC in the United States District Court for the Southern District of New York (the “SDNY Action”), making substantially the same allegations as the New York Derivative Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action).  The SDNY Action is styled both as a derivative action on behalf of the named RMBS Trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts.  DB Trust is reviewing these newly-filed pleadings.”

Item 9. Exhibits.

(a)                                 The following is a list of documents filed as part of this Report on Form 10-D:

99.1                        Monthly report distributed to holders of notes of CNH Equipment Trust 2014-A, relating to February 17, 2015  distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CNH CAPITAL RECEIVABLES LLC (Depositor)

Date: February 17, 2015	By:	/s/ THOMAS N. BECKMANN
		Name:	Thomas N. Beckmann
		Title	Assistant Treasurer

S-1

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly report distributed to holders of CNH Equipment Trust 2014-A, relating to the February 17, 2015 distribution.